Loss per Common Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Loss per common share

Numerator	2020	2019	2018
Net income (loss) attributable to Tsakos Energy Navigation Limited	$ 24,002	$ 15,126	$ (99,203)
Preferred share dividends, Series B	—	(3,000)	(4,000)
Preferred share dividends, Series C	(3,328)	(4,438)	(4,438)
Preferred share dividends, Series D	(7,492)	(7,492)	(7,492)
Preferred share dividends, Series E	(10,637)	(10,637)	(10,637)
Preferred share dividends, Series F	(14,250)	(14,250)	(7,196)
Preferred share dividends, convertible Series G	(872)	(583)	—
Deemed dividend on Series B preferred shares	—	(2,750)	—
Deemed dividend on Series C preferred shares	(2,493)	—	—
Net loss attributable to common stockholders	(15,070)	(28,024)	(132,966)

Denominator
Weighted average common shares outstanding	18,768,599	17,751,585	17,422,327

Basic and diluted loss per common share	$ (0.80)	$ (1.58)	$ (7.63)